4. Equipment (Tables)	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Equipment
		March 31, 2016			December 31, 2015
	Cost	Accumulated depreciation	Net book value	Cost	Accumulated depreciation	Net book value
Office equipment	$60	$49	$11	$57	$46	$11
Computer equipment	301	252	49	277	232	45
Field equipment	194	147	47	182	134	48
Buildings	43	37	6	40	35	5
	$598	$485	$113	$556	$447	$109